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EuroPacific Growth Fund
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9422
Fax (213) 486 9455
E-mail: vpc@capgroup.com

Vincent P. Corti
Secretary

June 5, 2007

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re:	EuroPacific Growth Fund
File Nos. 002-83847 and 811-03734

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 5/31/07 of Registrant's Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti

Vincent P. Corti
Secretary